CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 45,605	$ 76,472
Accounts receivable, net	30,077	28,225
Due from affiliate companies	4,043	150
Note receivable, current portion	96	174
Prepaid expenses and other current assets	5,518	17,512
Inventories	6,829	4,575
Total current assets	92,168	127,108
Deposits for vessels, port terminals and other fixed assets	4,504	0
Vessels, port terminals and other fixed assets, net	535,166	559,587
Intangible assets other than goodwill, net	54,511	57,284
Goodwill	104,096	104,096
Deferred drydock and special survey costs, net	11,129	11,156
Operating lease asset	8,852	0
Intercompany receivable loan from parent (related party), net	68,966	0
Note receivable, net of current portion	375	428
Other long-term assets	10,391	3,644
Total noncurrent assets	797,990	736,195
Total assets	890,158	863,303
Current liabilities
Accounts payable	13,743	17,086
Accrued expenses	20,365	16,982
Deferred income	5,015	4,763
Operating lease liabilities, current portion	467	0
Notes payable—current portion	4,841	4,781
Current portion of long-term debt	7,374	9,797
Total current liabilities	51,805	53,409
Senior notes, net	371,677	370,424
Notes payable, net of current portion	17,628	22,094
Long-term debt, net of current portion	113,409	123,090
Income tax payable	109	205
Operating lease liabilities, net of current portion	8,397	0
Deferred tax liability	8,133	7,177
Other long-term liabilities	724	767
Total noncurrent liabilities	520,077	523,757
Total liabilities	571,882	577,166
Commitments and contingencies
STOCKHOLDERS' EQUITY
Common stock—$1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding in 2019 and 2018	20	20
Additional paid-in capital	233,441	233,441
Retained earnings	84,815	52,676
Total stockholders’ equity	318,276	286,137
Total liabilities and stockholders’ equity	$ 890,158	$ 863,303